UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella                Greenwich, CT             November 9, 2004
-----------------------     --------------------------   ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total: $828,330
                                         (thousands)


List of Other Included Managers:

NONE


Cardinal Capital Management, L.L.C.
FORM 13F
30-Sep-04

                                                                                                       Voting Authority
                                                                                                  --------------------------
                                                         Value      Shares/      Invstmt  Other
Name of Issuer             Title of class   CUSIP        (x$1000)   Prn Amt      Dscretn  Mgrs    Sole        Shared     None
--------------             --------------   -----        --------   -------      -------  ----    ----        ------     ----
Accredo Health Inc.        Common Stock     00437V104     $25,170   1,067,894    Sole               496,400                571,494
Adesa Inc.                 Common Stock     00686U104      $6,179     376,090    Sole               176,300                199,790
Advanced Marketing         Common Stock     00753T105      $3,366     311,984    Sole               169,900                142,084
Affiliated Managers Grp    Common Stock     008252108     $23,638     441,500    Sole               200,560                240,940
Analogic Corp              Common Stock     032657207      $6,678     160,190    Sole                67,500                 92,690
AnnTaylor Stores Corp      Common Stock     036115103      $8,829     377,320    Sole               171,700                205,620
Arch Coal Inc.             Common Stock     039380100     $16,842     474,570    Sole               232,100                242,470
Banta Corp.                Common Stock     066821109     $16,665     419,234    Sole               188,650                230,584
Black & Decker             Common Stock     091797100      $2,168      28,000    Sole                 4,700                 23,300
Century Business Srvcs     Common Stock     156490104     $17,969   4,002,049    Sole             1,769,300              2,232,749
Chemed Corp.               Common Stock     16359R103      $7,277     130,560    Sole                61,000                 69,560
Chesapeake Energy          Common Stock     165167107      $1,597     100,900    Sole                23,800                 77,100
Collagenex Pharma          Common Stock     19419B100      $3,631     554,380    Sole               283,400                270,980
Compass Minerals Int'l.    Common Stock     20451N101     $13,614     613,240    Sole               273,100                340,140
Comstock Resources Inc.    Common Stock     205768203     $10,164     485,870    Sole               258,700                227,170
Constellation Brands       Common Stock     21036P108        $343       9,000    Sole                 9,000
Corinthian Colleges        Common Stock     218868107     $12,292     911,890    Sole               411,600                500,290
Crescent Real Estate       Common Stock     225756105     $16,764   1,065,026    Sole               480,700                584,326
Dade Behring Holding       Common Stock     23342J206      $8,864     159,090    Sole                67,300                 91,790
Decode Genetics Inc.       Common Stock     243586104      $3,200     424,948    Sole               217,100                207,848
Del Monte Foods            Common Stock     24522P103     $22,974   2,190,045    Sole               952,969              1,237,076
EDO Corp.                  Common Stock     281347104     $30,627   1,103,662    Sole               499,200                604,462
El Paso Electric           Common Stock     283677854      $6,535     406,641    Sole               188,920                217,721
Electro Rent Corp.         Common Stock     285218103      $5,454     493,984    Sole               261,819                232,165
FCLT Loans Asset Corp.     Common Stock     301990719        $405     578,850    Sole               266,880                311,970
Fuel Tech NV               Common Stock     359523107      $2,475     505,112    Sole               262,100                243,012
HB Fuller Co.              Common Stock     359694106     $19,585     714,771    Sole               323,900                390,871
Handleman Co.              Common Stock     410252100      $7,030     343,607    Sole               185,000                158,607
Headwaters Inc.            Common Stock     42210P102      $4,651     150,698    Sole                69,500                 81,198
Hewitt Associates          Common Stock     42822Q100      $4,607     174,130    Sole                24,330                149,800
Hilb Rogal & Hobbs Co.     Common Stock     431294107     $27,034     746,380    Sole               336,800                409,580
Hollinger Int'l            Common Stock     435569108     $24,815   1,435,230    Sole               607,810                827,420
InfoUSA                    Common Stock     456818301     $12,927   1,450,810    Sole               659,700                791,110
Interactive Data Corp.     Common Stock     45840j107     $27,077   1,438,758    Sole               631,850                806,908
Intergraph Corp.           Common Stock     458683109     $33,416   1,229,897    Sole               546,917                682,980
Internet Security Systems  Common Stock     46060X107     $18,921   1,113,017    Sole               502,700                610,317
Journal Register Co.       Common Stock     481138105        $266      14,100    Sole                14,100
KB Home                    Common Stock     48666K109        $338       4,000    Sole                 4,000
Lab Corp of America        Common Stock     50540R409      $3,301      75,500    Sole                13,100                 62,400
Lincoln Electric           Common Stock     533900106     $21,370     681,453    Sole               314,600                366,853
Lipman Electronic          Common Stock     M6772H101     $16,047     682,560    Sole               336,700                345,860
MDC Partners Inc           Common Stock     552697104     $30,249   2,385,547    Sole             1,079,000              1,306,547
Matrix Service Co.         Common Stock     576853105      $1,953     381,413    Sole               141,400                240,013
NVR Inc.                   Common Stock     62944T105      $4,334       7,865    Sole                   665                  7,200
Nelnet Inc.                Common Stock     64031N108     $17,557     784,515    Sole               352,300                432,215
Penn Virginia Corp         Common Stock     707882106      $5,366     135,540    Sole                72,300                 63,240
Pico Holdings              Common Stock     693366205        $400      21,000    Sole                                       21,000
Polymedica Corp.           Common Stock     731738100     $26,641     864,965    Sole               384,800                480,165
Providence Corp.           Common Stock     743815102      $8,243     425,534    Sole               201,900                223,634
Providian Financial        Common Stock     74406a102     $12,995     836,200    Sole               293,300                542,900
Puma AG                    Common Stock     745878207      $5,419      20,080    Sole                 7,280                 12,800
Pure Cycle Corp.           Common Stock     746228303        $209      25,000    Sole                                       25,000
RH Donnelley Corp.         Common Stock     74955W307     $30,939     626,795    Sole               280,090                346,705
RR Donnelley & Sons        Common Stock     257867101      $3,826     122,161    Sole                26,104                 96,057
Rent-A-Center              Common Stock     76009N100        $277      10,700    Sole                10,700
Silgan Holdings Inc.       Common Stock     827048109     $16,795     362,749    Sole               164,500                198,249
Speedway Motorsports       Common Stock     847788106     $31,317     939,607    Sole               425,050                514,557
Stage Stores Inc.          Common Stock     85254C305     $26,187     765,265    Sole               345,800                419,465
Storage Technology         Common Stock     862111200     $29,705   1,175,974    Sole               505,740                670,234
Technitrol Inc.            Common Stock     878555101     $17,353     889,921    Sole               409,700                480,221
Triarc Co. Inc. CL A       Common Stock     895927101     $34,769   3,041,868    Sole             1,371,910              1,669,958
Trizec Properties Inc.     Common Stock     89687P107     $19,796   1,239,580    Sole               564,940                674,640
Velcro Industries          Common Stock     922571104      $3,070     266,921    Sole               143,500                123,421
Wellsford Real Prpts.      Common Stock     950240200      $5,258     347,076    Sole               185,400                161,676
Ishares TR                 RUSL 2000 VALU   464287630        $567       3,300    Sole                                        3,300
                                                         $828,330


01269.0001 #524202